COLLABORATION INTEREST-BEARING ADVANCED FUNDING	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
COLLABORATION INTEREST-BEARING ADVANCED FUNDING	COLLABORATION INTEREST-BEARING ADVANCED FUNDING

	Effective interest rate (%)	June 30, 2026
		(In millions)
Current
Collaboration interest-bearing advanced funding	7.13%	$156.4
Pursuant to the Janssen Agreement, the Company received advances from Janssen over time ("Funding Advances"). These Funding Advances are accounted for as interest-bearing borrowings funded by Janssen, constituted by a principal amounting to $250.0 million and applicable interests accrued amounting to $77.2 million upon such principal as of June 30, 2026. The respective interest rate of each borrowing has transitioned from London Interbank Offered Rate (LIBOR) to Secured Overnight Financing Rate (SOFR) in accordance with the LIBOR ACT. Thus, outstanding Funding Advances accrue interest at 12 month CME term SOFR plus LIBOR/SOFR adjustment (12 month) plus a margin of 2.5%.
There is no specific maturity date for the Funding Advances. However, pursuant to the terms of the Janssen Agreement, Janssen may recoup the aggregate amount of Funding Advances, together with interest thereon, from Company’s share of pre-tax profits starting from the first calendar quarter following the first profitable year of the collaboration program and, subject to some limitations, from milestone payments due to the Company under the Janssen Agreement.
In the six months ended June 30, 2026, the Company reduced its collaboration advanced funding principal balance by $170.8 million by either offsetting it with the pre-tax profit receivable or repayment in the six month period, which resulted in an outstanding principal balance of $79.2 million and outstanding accrued interest balance of $77.2 million, in each case as of June 30, 2026. As of June 30, 2026, the Company estimated that the entire balance of $156.4 million (inclusive of both principal and interest) would be recouped by Janssen within the next 12 months, and therefore such amount was classified as a current liability.
The interest for collaboration interest-bearing advanced funding was $3.9 million and $4.5 million for the three months ended June 30, 2026, and 2025, respectively, and $8.1 million and $9.1 million for the six months ended June 30, 2026, and 2025, respectively. These amounts are included in Finance costs on the consolidated statement of profit or loss and other comprehensive income (loss).